Tax Expense (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Tax Expense [Line Items]
Effective tax rate	1.02%	16.52%	25.78%
Malaysia [Member]
Tax Expense [Line Items]
Statutory tax rate	24.00%	24.00%	24.00%
Singapore [Member]
Tax Expense [Line Items]
Statutory tax rate	17.00%		17.00%